WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 11, 2021	Jan. 25, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 29, 2022	Nov. 23, 2021	Jun. 09, 2021	Apr. 07, 2021	Feb. 28, 2021
Total valuation									$ 178,317
Black-Scholes Warrants issued									100,000,000
Black-Scholes warrants valuation									$ 0.0018
Sales and marketing expense			$ 306,505	$ 200,976		$ 668,227	$ 685,086	$ 858,296	$ 542,680
Interest expense								$ 47,265	$ 209,676
Warrants valuation, price per share										$ 6.00			$ 2.00
Brocker Representation Agreements Member
Common stock Warrants issued											100,000,000
Warrants exercisable per share											$ 0.01
Commission	10.00%
Hempacco Warrants [Member]
Common stock Warrants issued														750,000
Warrants exercisable per share														$ 1.00
Number of replacement warrants														27,173,925
Strike price														$ 0.027600
Interest expense					$ 149,831
Initial valuation warrants														$ 0.4986
GGII [Member]
Warrants to purchase shares of common stock gross offering, percentage rate	7.00%
Initial IPO exercise price, offering percentage rate	150.00%
Offering price percentage in other financing warrants	100.00%
Warrants valuation, price per share												$ 0.0138
Compensation Warrants [Member]
Prepaid expenses noncurrent			249,634			249,634
Prepaid expenses current			74,891			74,891
Warrants issued to purchase common stock		500,000
Exercise price		$ 1.00
Contractual life		5 years
Unrecongnized compensation cost related to common stock warrants			$ 324,525			324,525
Sales and marketing expense						$ 49,928